PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT (Details)
Depreciation expense of property and equipment	$ 12,357	$ 9,236	$ 8,684